Trade and other receivables - Additional information (Detail) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Allowance for bad and doubtful debts as a percentage of gross trade accounts receivables	1.10%		1.10%
Surplus in pension plan	£ 33.0
Trade receivables
Disclosure of detailed information about financial instruments [line items]
Bad debt expenses	£ 11.5	£ 10.6